Income taxes - Income tax recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Income (loss) before income taxes	$ 11,706,427	$ 5,188,691
Statutory tax rate	26.50%	26.50%
Income tax expense at the Company's statutory tax rate	$ 3,102,203	$ 1,375,003
Increase (decrease) in income taxes resulting from
Permanent differences	1,951,874	173,027
Prior year true-up	108,305	(820,603)
Changes in unrecognized SRED pool and temporary differences	(105,922)	2,787,948
Effect of foreign subsidiaries	(70,146)	(2,450)
Current year loss for which no benefit recognized		523,274
Prior year loss applied in current year previously not recognized	(2,807,987)	(2,705,820)
ITC utilized in current year	(887,345)
Other	(140,065)	167,322
Income tax expense	$ 1,150,917	$ 1,497,701